MERRILL LYNCH
READY ASSETS
TRUST








FUND LOGO








Annual Report

December 31, 1996





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. The Trust seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Trust is neither insured nor guaranteed by the US Government. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



DEAR SHAREHOLDER


For the year ended December 31, 1996, Merrill Lynch Ready Assets Trust paid shareholders a net annualized dividend of 5.00%*. For the six-month period ended December 31, 1996, the Trust's net annualized yield was 4.89%*. The Trust's 7-day yield as of December 31, 1996 was 4.95%.

The average portfolio maturity for Merrill Lynch Ready Assets Trust at December 31, 1996 was 75 days, compared to 75 days at June 30, 1996.

The Environment
A relatively benign economic environment created the backdrop for strong US stock and bond markets in 1996. Although expectations of an overheating economy sparked inflationary concerns at mid-year, business activity subsequently subsided back to a more moderate pace. As a result, equity and bond prices rebounded in the latter half of the year. Positive investor sentiment was further reinforced when the Federal Reserve Board kept monetary policy unchanged. Commensurate with that scenario, we modestly extended the average life of the Trust's portfolio into the mid 70-day area, where it stood at year-end. The results of the US election were well-received by investors, and further enhanced the already positive investment outlook.

Highlighting the economic results as 1996 drew to a close were reports of a decline in the trade deficit in October and stronger industrial production. Underscoring the moderating growth trend were some signs of softening in the labor market, and initial indications suggested a respectable but unremarkable holiday selling season.

On balance, US economic fundamentals appear to be the most positive they have been for many years. However, as 1997 begins, the dilemma facing investors is how long the economic expansion can continue at a steady, noninflationary pace. At this late stage of the current economic recovery, investor expectations can quickly change from positive to negative with the release of surprising economic results. Therefore, continued reassurance of steady, noninflationary economic growth would be a very positive development for the stock and bond markets in the new year.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


The portfolio's composition at the end of the December period and as of our last report is detailed below:


                                       12/31/96     6/30/96

Bank Notes                                1.6%        1.1%
Certificates of Deposit                   1.4          --
Certificates of Deposit--European         3.1         2.4
Certificates of Deposit--Yankee*          1.8         0.3
Commercial Paper--Discount               51.3        43.4
Corporate Notes                           8.6         8.6
Funding Agreements                        1.1         1.1
Master Notes                              2.5         2.4
Repurchase Agreements                     4.8         5.5
US Government, Agency &
Instrumentality Obligations--
Discount                                  0.2         8.6
US Government, Agency &
Instrumentality Obligations--
Non-Discount                             26.5        27.1
Liabilities in Excess of Other Assets    (2.9)       (0.5)
                                        ------      ------
Total                                   100.0%      100.0%
                                        ======      ======

[FN]
*US branches of foreign banks.

In Conclusion
We thank you for your support of Merrill Lynch Ready Assets Trust, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(John Ng)
John Ng
Vice President and Portfolio Manager


January 31, 1997



SCHEDULE OF INVESTMENTS                                                    (in Thousands)
                                          Face        Interest     Maturity       Value
Issue                                    Amount         Rate*        Date       (Note 1a)
Bank Notes--1.6%


Colorado National                      $ 90,000        5.587++%     5/21/97    $   89,997
Bank of Denver

KeyBank National
Association                              25,000        5.60        11/04/97        24,980

Total Bank Notes (Cost--$114,997)                                                 114,977


Certificates of Deposit--1.4%


Chase Manhattan                          24,000        5.85         1/08/97        24,002
Bank

Morgan Guaranty
Trust Company                            73,000        5.86        10/03/97        73,107

Total Certificates of Deposit
(Cost--$97,088)                                                                    97,109


Certificates of Deposit--European--3.1%


Australia and New                        20,000        5.57         4/07/97        20,003
Zealand Banking                          50,000        5.505        4/11/97        49,998
Group

Bank of Scotland                         50,000        5.65         4/03/97        50,016

Bankers Trust                            50,000        5.40         1/21/97        49,999
Company

Bayerische                               50,000        5.79         3/06/97        50,022
Hypotheken-und
Wechsel Bank

Total Certificates of Deposit--European
(Cost--$220,001)                                                                  220,038


Certificates of Deposit--Yankee--1.8%


ABN AMRO Bank,                            5,000        5.68         4/17/97         5,000
NY                                      100,000        5.68        12/22/97       100,017

Bayerische                               20,000        5.475++      1/15/97        19,999
Landesbank
Girozentrale, NY

Total Certificates of Deposit--Yankee
(Cost--$125,029)                                                                  125,016

Commercial Paper--Discount--51.3%


ABN-AMRO                                 37,000        5.65         2/28/97        36,672
North America
Finance Inc.

ANZ (Delaware),                          25,000        5.39         2/10/97        24,847
Inc.

Abbey National                           10,000        5.35         4/08/97         9,853
N.A. Corporation

Allomon Funding                          40,460        5.34         1/07/97        40,418
Corporation

Ameritech Capital                        25,000        5.55         2/18/97        24,811
Funding Corp.

Apreco, Inc.                             20,000        5.32         1/21/97        19,938
                                         25,000        5.52         2/12/97        24,835


                                          Face        Interest     Maturity       Value
Issue                                    Amount         Rate*        Date       (Note 1a)
Commercial Paper--Discount (continued)


Asset Securitization                   $ 15,000        5.35  %      1/29/97    $   14,935
Cooperative Corp.                        50,000        5.36         3/13/97        49,458

Atlantic Asset                           25,121        5.65         1/13/97        25,070
Securitization Corp.                     24,879        5.65         1/15/97        24,820

BTR Dunlop                               70,000        5.33         3/05/97        69,326
Finance Inc.

Bank of Scotland                         50,000        5.40         2/20/97        49,617
Treasury Services PLC

Bear Stearns                             25,000        5.34         1/23/97        24,915
Companies, Inc.                          14,400        5.35         2/18/97        14,294
                                         25,000        5.31         2/28/97        24,778

Beta Finance Inc.                        18,000        5.57         1/27/97        17,928
                                         14,000        5.31         2/07/97        13,921
                                          8,000        5.33         3/11/97         7,916
                                         10,000        5.50         3/18/97         9,884
                                         13,000        5.35         4/07/97        12,810

CIT Group Holdings,                      10,000        5.32         1/29/97         9,957
Inc. (The)

CSW Credit, Inc.                         29,800        5.32         2/14/97        29,600

Caisse                                   50,000        5.40         2/24/97        49,587
d'Amortissement                          25,000        5.50         3/10/97        24,740
de la Dette Sociale                      25,000        5.66         3/10/97        24,740
(CADES)                                  45,000        5.45         4/01/97        44,383

Chase Manhattan                          24,000        5.68         1/09/97        23,968
Corporation

Cheltenham &                             75,000        5.36         3/11/97        74,210
Gloucester PLC

Ciesco L.P.                              28,400        5.30         1/17/97        28,329

Commerzbank                              25,000        5.34         4/22/97        24,578
U.S. Finance Inc.

Commonwealth                             30,000        5.39         2/03/97        29,848
Bank of Australia

Corporate                                35,000        5.32         1/17/97        34,912
Receivables Corp.

Dean Witter                             100,000        5.30         2/28/97        99,113
Discover & Co.

Eureka                                   25,000        5.32         1/16/97        24,941
Securitization Inc.                      31,000        5.325        2/13/97        30,796
                                         50,000        5.33         2/14/97        49,664
                                         10,000        5.35         3/06/97         9,902

Falcon Asset                             60,000        5.32         1/07/97        59,938
Securitization Corp.

Finova Capital Corp.                     25,000        5.37         2/24/97        24,793
                                         50,000        5.47         3/20/97        49,405
                                         20,000        5.42         6/25/97        19,472

Ford Motor Credit                        25,000        5.40         1/08/97        24,970
Company                                  25,000        5.41         2/03/97        24,873
                                         50,000        5.48         3/24/97        49,375

SCHEDULE OF INVESTMENTS (continued)                                        (in Thousands)
                                          Face        Interest     Maturity       Value
Issue                                    Amount         Rate*        Date       (Note 1a)
Commercial Paper--Discount (continued)


General Electric                       $ 50,000        5.39  %      2/07/97    $   49,716
Capital Corp.                           100,000        5.39         2/10/97        99,388
                                         30,000        5.64         3/10/97        29,688
                                         40,000        5.45         3/25/97        39,494
                                        100,000        5.46         3/25/97        98,735
                                         25,000        5.69         5/12/97        24,505

General Motors                           50,000        5.34         1/22/97        49,838
Acceptance Corp.                         50,000        5.35         1/22/97        49,838
                                         50,000        5.35         1/27/97        49,801
                                         70,000        5.33         2/05/97        69,624
                                         25,000        5.34         5/13/97        24,501
                                         80,000        5.31         5/20/97        78,320
                                         20,000        5.31         5/23/97        19,571

Glaxo Wellcome                           25,500        5.34         1/02/97        25,492
PLC

Goldman Sachs                            50,000        5.68         1/06/97        49,956
Group, L.P.                              50,000        5.35         4/25/97        49,134

Greenwich Funding                        18,367        5.325        1/27/97        18,294
Corporation                              10,000        5.31         2/03/97         9,949
                                        113,437        5.45         3/21/97       112,071

Industrial                               25,000        5.37         3/06/97        24,755
Bank of Korea                            15,000        5.40         3/10/97        14,844
                                         10,000        5.40         3/12/97         9,893

International                            60,000        5.335        1/23/97        59,797
Securitization Corp.                     40,000        5.35         1/29/97        39,827

Kingdom of Sweden                        25,000        5.55         1/21/97        24,923
                                         25,000        5.50         3/12/97        24,733
                                        100,000        5.44         3/24/97        98,750

Korea                                    73,000        5.35         1/10/97        72,892
Development Bank                         27,000        5.35         1/15/97        26,940
                                         50,000        5.33         2/10/97        49,694

Lehman Brothers                          50,000        5.40         3/03/97        49,533
Holdings, Inc.                           50,000        5.40         3/05/97        49,518

Mont Blanc                               50,000        5.39         3/14/97        49,450
Capital Corp.

NYNEX                                    18,000        5.33         3/03/97        17,832
Corporation

National Australia                       50,000        5.35         1/06/97        49,956
Funding (Delaware)
Inc.

New Center                               50,000        5.44         1/06/97        49,956
Asset Trust                              70,000        5.40         2/07/97        69,603
                                        117,000        5.43         2/14/97       116,214
                                         25,000        5.41         2/18/97        24,816
                                         40,000        5.47         3/24/97        39,500

Nomura Holding                           25,000        5.35         1/02/97        24,993
America, Inc.                            25,000        5.35         1/10/97        24,963


                                          Face        Interest     Maturity       Value
Issue                                    Amount         Rate*        Date       (Note 1a)
Commercial Paper--Discount (concluded)


Old Line                               $ 40,813        5.47  %      1/24/97    $   40,664
Funding Corp.                            10,300        5.33         2/05/97        10,245
                                         18,000        5.36         3/11/97        17,810

Rexam PLC                                15,590        5.32         3/07/97        15,435

Transamerica                             12,782        5.60         3/11/97        12,647
Finance Corp.                            12,394        5.29         4/30/97        12,170

WCP Funding Inc.                         40,000        5.32         1/17/97        39,900
                                         15,300        5.33         3/13/97        15,134

Western Australia                        28,000        5.65         2/28/97        27,752
Treasury Corp.                           10,395        5.61         3/10/97        10,287

Windmill                                 25,000        5.33         3/10/97        24,740
Funding Corp.                            17,739        5.45         3/21/97        17,525

Xerox Corp.                              29,909        5.30         1/14/97        29,847

Total Commercial Paper--Discount
(Cost--$3,642,584)                                                              3,642,593

Corporate Notes--8.6%


Abbey National                          100,000        5.48++       5/16/97        99,962
Treasury Services PLC

Asset-Backed                             68,000        5.605++     10/15/97        68,000
Securities Investment
Trust 1996-M

Bear Stearns                             50,000        5.655++      1/16/97        50,002
Companies, Inc.                          15,000        5.50         3/05/97        15,000

Chase Manhattan                          19,000        5.489        1/15/98        19,000
Auto Owner Trust
1996-C

KeyBank National                         23,000        5.576++      8/21/97        22,991
Association

LABS Trust                               85,000        5.625++     12/29/97        85,000
Senior Notes,
Series 1996-4

SMM Trust (1995-Q)                      100,000        5.605++      1/08/97       100,000

Short Term Card                         150,000        5.615++      1/15/97       150,000
Account Trust 1995-1

Total Corporate Notes (Cost--$609,954)                                            609,955


Funding Agreements--1.1%


Jackson National                         80,000        5.41++       4/08/97        80,000
Life Insurance Co.

Total Funding Agreements (Cost--$80,000)                                           80,000


Master Notes--2.5%


Goldman Sachs                            26,000        5.73++       5/01/97        26,000
Group, L.P.                             150,000        5.73++       8/01/97       150,000

Total Master Notes (Cost--$176,000)                                               176,000


SCHEDULE OF INVESTMENTS (concluded)                                        (in Thousands)
                                          Face        Interest     Maturity       Value
Issue                                    Amount         Rate*        Date       (Note 1a)

US Government, Agency & Instrumentality
Obligations--Discount--0.2%


Federal National                       $ 13,000        5.48  %      3/07/97    $   12,872
Mortgage
Association

US Treasury STRIPS++++                    5,000        5.252        2/15/98         4,697

Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$17,569)                                              17,569


US Government, Agency & Instrumentality--
Obligations Non-Discount--26.5%


Federal Farm                             45,000        5.85        10/01/97        45,077
Credit Banks                             20,000        6.24         5/07/98        20,012
                                         10,000        5.81        12/04/98         9,963

Federal Home                             80,000        5.24++      12/10/97        79,964
Loan Banks                               26,000        5.60++       1/26/98        26,029
                                         15,000        6.17        11/06/98        14,991
                                         10,000        6.12        11/19/98         9,988

Federal National                        100,000        5.27++       2/21/97       100,000
Mortgage                                 50,000        5.30++       3/14/97        50,000
Association                              35,000        5.48++       3/19/97        34,995
                                         52,000        5.435++      4/15/97        51,984
                                         50,000        5.524++      4/28/97        49,989
                                         40,000        5.494++      4/29/97        39,987
                                        100,000        5.25++       5/01/97        99,977
                                         35,000        5.455++      5/14/97        34,989
                                         70,000        5.70++       5/19/97        70,000
                                         50,000        5.521++      5/22/97        49,987
                                        114,000        5.23++       7/16/97       113,958
                                         54,000        5.25++       8/01/97        53,986
                                         44,000        5.235++      9/03/97        43,978
                                         34,000        5.24++       9/09/97        33,984
                                         32,000        5.24++       9/29/97        31,986
                                         20,000        5.53        10/14/97        19,988
                                         58,000        5.225++     10/20/97        57,959
                                         50,000        5.47        12/30/97        49,924
                                         50,000        5.29++       4/24/98        49,975


                                          Face        Interest     Maturity       Value
Issue                                    Amount         Rate*        Date       (Note 1a)
US Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)


Federal National                       $ 33,000        5.75++%      5/14/98    $   33,000
Mortgage                                 25,000        6.54         9/11/98        25,125
Association                              10,000        5.81        11/25/98         9,963
(concluded)                              10,000        5.81        12/01/98         9,963

Student Loan                             60,000        5.41++       1/14/97        60,000
Marketing                                50,000        5.30++       8/04/97        49,994
Association                              60,000        5.24++      10/01/97        59,974
                                         12,000        6.02        11/20/98        11,992
                                         15,000        5.80        12/18/98        14,940

US Treasury Notes                       126,000        6.50         4/30/97       126,473
                                         34,000        5.875        7/31/97        34,080
                                         40,000        5.75         9/30/97        40,072
                                         25,000        5.625       10/31/97        25,016
                                         73,500        5.25        12/31/97        73,265
                                         27,000        5.00         1/31/98        26,810
                                         20,000        5.625       11/30/98        19,916
                                         15,000        5.75        12/31/98        14,975

Total US Government, Agency &
Instrumentality Obligations--Non-Discount
(Cost--$1,879,721)                                                              1,879,228


Face
Amount                                    Issue
Repurchase Agreements**--4.8%


$100,000   HSBC Securities, Inc., purchased on
           12/31/1996 to yield 6.80% to 1/02/1997                                 100,000

 241,638   Lehman Brothers Inc., purchased on
           12/31/1996 to yield 7.10% to 1/02/1997                                 241,638

Total Repurchase Agreements
(Cost--$341,638)                                                                  341,638

Total Investments (Cost--$7,304,581)--102.9%                                    7,304,123

Liabilities in Excess of Other Assets--(2.9%)                                    (207,863)
                                                                               ----------
Net Assets--100.0%                                                             $7,096,260
                                                                               ==========

   *Commercial Paper and certain US Government, Agency &
    Instrumentality Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; interest rates shown are the rates in effect at December 31, 1996.
  **Repurchase Agreements are fully collateralized by US Government
    Obligations.
  ++Variable Rate Notes.
++++Separately Traded Registered Interest and Principal of
    Securities (STRIPS).

    See Notes to Financial Statements.


FINANCIAL INFORMATION
Statement of Assets and Liabilities as of December 31, 1996
Assets:             Investments, at value (identified cost--$7,304,581,349*)
                    (Note 1a)                                                                            $ 7,304,123,288
                    Cash                                                                                          41,634
                    Receivables:
                      Interest                                                          $    22,121,964
                      Beneficial interest sold                                                3,133,003       25,254,967
                                                                                        ---------------
                    Prepaid registration fees and other assets (Note 1d)                                         314,957
                                                                                                         ---------------
                    Total assets                                                                           7,329,734,846
                                                                                                         ---------------

Liabilities:        Payables:
                      Securities purchased                                                  165,167,591
                      Beneficial interest redeemed                                           62,228,194
                      Investment adviser (Note 2)                                             2,266,545
                      Distributor (Note 2)                                                    2,092,750      231,755,080
                                                                                        ---------------
                    Accrued expenses and other liabilities                                                     1,719,649
                                                                                                         ---------------
                    Total liabilities                                                                        233,474,729
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $ 7,096,260,117
                                                                                                         ===============

Net Assets          Shares of beneficial interest, $.10 par value, unlimited
Consist of:         number of shares authorized                                                          $   709,671,818
                    Paid-in capital in excess of par                                                       6,387,046,360
                    Unrealized depreciation on investments--net                                                 (458,061)
                                                                                                         ---------------
                    Net Assets--Equivalent to $1.00 per share based on
                    7,096,718,178 shares of beneficial interest outstanding                              $ 7,096,260,117
                                                                                                         ===============

                   *As of December 31, 1996, net unrealized depreciation for
                    Federal income tax purposes amounted to $704,340, of which $511,022 related to appreciated securities and $1,215,362 related to depreciated securities. The aggregate cost of investments at December 31, 1996 for Federal income tax purposes was $7,304,827,628.

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)
Statement of Operations
                                                                                                      For the Year Ended
                                                                                                       December 31, 1996
Investment Income   Interest and amortization of premium and discount earned                             $   407,557,799
(Note 1c):

Expenses:           Investment advisory fees (Note 2)                                   $    26,214,794
                    Transfer agent fees (Note 2)                                             11,479,556
                    Distribution fees (Note 2)                                                8,008,404
                    Accounting services (Note 2)                                                370,559
                    Registration fees (Note 1d)                                                 317,938
                    Custodian fees                                                              204,323
                    Interest expense                                                            201,878
                    Trustees' fees and expenses                                                 137,722
                    Professional fees                                                            87,469
                    Printing and shareholder reports                                             81,944
                    Other                                                                        96,850
                                                                                        ---------------

                    Total expenses                                                                            47,201,437
                                                                                                         ---------------
                    Investment income--net                                                                   360,356,362
                                                                                                         ---------------

Realized &          Realized gain on investments--net                                                            559,269
Unrealized Gain     Change in unrealized appreciation on investments--net                                     (2,689,938)
(Loss) on                                                                                                ---------------
Investments--Net    Net Increase in Net Assets Resulting from Operations                                 $   358,225,693
(Note 1c):                                                                                               ===============

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)
Statements of Changes in Net Assets
                                                                                                  For the Year
                                                                                                Ended December 31,
Increase (Decrease) in Net Assets:                                                            1996             1995
Operations:         Investment income--net                                              $   360,356,362  $   370,112,443
                    Realized gain on investments--net                                           559,269          995,794
                    Change in unrealized appreciation/depreciation on investments
                    --net                                                                    (2,689,938)       9,723,823
                                                                                        ---------------  ---------------
                    Net increase in net assets resulting from operations                    358,225,693      380,832,060
                                                                                        ---------------  ---------------

Dividends &         Investment income--net                                                 (360,356,362)    (370,112,443)
Distributions to    Realized gain on investments--net                                          (559,269)        (995,794)
Shareholders                                                                            ---------------  ---------------
(Note 1e):          Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                          (360,915,631)    (371,108,237)
                                                                                        ---------------  ---------------

Beneficial Interest Net proceeds from sale of shares                                     13,961,575,969   14,615,042,905
Transactions        Net asset value of shares issued to shareholders in
(Note 3):           reinvestment of dividends and distributions (Note 1e)                   359,459,266      369,564,239
                                                                                        ---------------  ---------------
                                                                                         14,321,035,235   14,984,607,144
                    Cost of shares redeemed                                             (14,301,439,885) (14,155,972,930)
                                                                                        ---------------  ---------------
                    Net increase in net assets derived from beneficial interest
                    transactions                                                             19,595,350      828,634,214
                                                                                        ---------------  ---------------

Net Assets:         Total increase in net assets                                             16,905,412      838,358,037
                    Beginning of year                                                     7,079,354,705    6,240,996,668
                                                                                        ---------------  ---------------
                    End of year                                                         $ 7,096,260,117  $ 7,079,354,705
                                                                                        ===============  ===============

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (concluded)
Financial Highlights

The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                           For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                        1996         1995        1994        1993         1992
Per Share           Net asset value, beginning of year      $     1.00   $     1.00  $     1.00  $     1.00   $     1.00
Operating                                                   ----------   ----------  ----------  ----------   ----------
Performance:        Investment income--net                       .0491        .0538       .0366       .0272        .0332
                    Realized and unrealized gain (loss)
                    on investments--net                         (.0003)       .0016      (.0012)      .0003        .0009
                                                            ----------   ----------  ----------  ----------   ----------
                    Total from investment operations             .0488        .0554       .0354       .0275        .0341
                                                            ----------   ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                    (.0491)      (.0538)     (.0366)     (.0272)      (.0332)
                      Realized gain on investments--net         (.0001)      (.0001)         --++    (.0005)      (.0007)
                                                            ----------   ----------  ----------  ----------   ----------
                    Total dividends and distributions           (.0492)      (.0539)     (.0366)     (.0277)      (.0339)
                                                            ----------   ----------  ----------  ----------   ----------
                    Net asset value, end of year            $     1.00   $     1.00  $     1.00  $     1.00   $     1.00
                                                            ==========   ==========  ==========  ==========   ==========
                    Total investment return                      5.05%        5.53%       3.73%       2.81%        3.45%
                                                            ==========   ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                      .64%         .67%        .65%        .65%         .64%
Net Assets:                                                 ==========   ==========  ==========  ==========   ==========
                    Investment income and realized
                    gain (loss) on investments--net              4.88%        5.40%       3.67%       2.78%        3.48%
                                                            ==========   ==========  ==========  ==========   ==========

Supplemental        Net assets, end of year
Data:               (in thousands)                          $7,096,260   $7,079,355  $6,240,997  $6,523,187   $7,465,869
                                                            ==========   ==========  ==========  ==========   ==========

                  ++Amount is less than $.0001 per share.

                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Investments maturing more than sixty days after the valuation date are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued with sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Investments maturing within sixty days from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and a Distribution Plan with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:


Portion of average daily value of net assets:              Rate

Not exceeding $500 million                                 0.500%
In excess of $500 million but not exceeding $1 billion     0.400
In excess of $1 billion but not exceeding $5 billion       0.350
In excess of $5 billion but not exceeding $10 billion      0.325
In excess of $10 billion but not exceeding $15 billion     0.300
In excess of $15 billion but not exceeding $20 billion     0.275
In excess of $20 billion                                   0.250


The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of 0.125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

NOTES TO FINANCIAL STATEMENTS (concluded)


Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, MLFDS, PSI, MLFD, MLPF&S, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the years ended December 31, 1996 and December 31, 1995 corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.



<AUDIT-REPORT>
INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders,
Merrill Lynch Ready Assets Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Ready Assets Trust as of December 31, 1996, the related statements of operations for the year then ended, and changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Ready Assets Trust as of December 31, 1996, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 4, 1997
</AUDIT-REPORT>



IMPORTANT TAX INFORMATION (unaudited)


During the year ended December 31, 1996, Merrill Lynch Ready Assets Trust distributed long-term capital gains of $.0000014 per share to shareholders of record as of March 7, 1996.

Please retain this information for your records.



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
M. Colyer Crum, Trustee
Edward H. Meyer, Trustee
Jack B. Sunderland, Trustee
J. Thomas Touchton, Trustee
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
John Ng, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th floor
New York, New York 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 221-7210